Net income (loss) per share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Net income (loss) per share
Note 14. Net income (loss) per share
The following table sets forth the computation of basic losses and earnings per share:

	Year Ended December 31,
	2025	2024	2023
Basic earnings per share:
Numerator:
Net income (loss)	$78,326	$(283,007)	$(81,100)
Basic net income attributable to Restricted sponsor shares and RSA	513	—	—
Basic net income (loss) attributable to Ordinary shareholders	77,813	(283,007)	(81,100)

Denominator:
Weighted average number of Ordinary shares used in computing basic net income (loss) per share	241,626,316	209,471,827	190,154,549
Basic net income (loss) per share of Ordinary shareholders	$0.32	$(1.35)	$(0.43)

Diluted earnings per share:
Numerator:
Basic net income (loss) attributable to Ordinary shareholders	77,813	(283,007)	(81,100)
Reallocation of net income attributable to Restricted sponsor shares and RSA	17	—	—
Diluted net income (loss) attributable to Ordinary shareholders	77,830	(283,007)	(81,100)

Denominator:
Weighted average number of shares used in basic computation	241,626,316	209,471,827	190,154,549
Weighted-average effect of dilutive securities:
Employee stock options and RSUs	8,276,810	—	—
Weighted average number of Ordinary shares used in computing diluted net income (loss) per share	249,903,126	209,471,827	190,154,549
Diluted net income (loss) per share of Ordinary shareholders	$0.31	$(1.35)	$(0.43)